Stock-Based Compensation Plans - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail)	12 Months Ended
Dec. 31, 2017 yr CAD / shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-Free Interest Rate	1.00%
Expected Dividend Yield	1.13%
Expected Volatility	29.14%
Expected Life | yr	3.70
TSARs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-Free Interest Rate	1.85%
Expected Dividend Yield	1.51%
Expected Volatility	28.89%
Cenovus's Common Share Price | CAD / shares	CAD 11.48